Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2012
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFMAX
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFMCX
Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFSAX
Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFSOX

Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund
Davidson Multi-Cap Equity Fund
Investment Objective
The Davidson Multi-Cap Equity Fund (the "Multi-Cap Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Multi-Cap Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 41 of the Funds' Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Multi-Cap Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Multi-Cap Equity Fund		Class A	Class C
Management Fees		0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses		0.61%	0.62%
Total Annual Fund Operating Expenses		1.51%	2.27%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)	(0.37%)
Net Annual Fund Operating Expenses		1.15%	1.90%
[1]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Multi-Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Multi-Cap Fund's Class A shares and 1.90% of average daily net assets of the Multi-Cap Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Multi-Cap Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Multi-Cap
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Cap Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Cap
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Multi-Cap Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	611	920	1,250	2,182
Class C	293	674	1,181	2,577

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Multi-Cap Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	611	920	1,250	2,182
Class C	193	674	1,181	2,577

Portfolio Turnover.
The Multi-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Multi-Cap Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
Example, affect the Multi-Cap Fund's performance. During the most recent fiscal year, the Multi-Cap Fund's portfolio turnover rate was 13.95% of the average value of its portfolio.
Principal Investment Strategies of the Multi-Cap Fund
Under normal market conditions, the Multi-Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets. The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries .

The Multi-Cap Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds ("ETFs")). The Fund may invest up to 20% of its net assets in foreign securities. The Fund may invest up to 20% of its net assets in put and call options.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Multi-Cap Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Multi-Cap Fund
Losing all or a portion of your investment is a risk of investing in the
Multi-Cap Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Multi-Cap Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Multi-Cap Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Multi-Cap
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Multi-Cap Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Multi-Cap Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

· Can accept the greater risks of investing in a portfolio with equity holdings.
Performance
The following information provides some indication of the risks of investing in the Multi-Cap Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.
Annual Returns as of December 31

The Fund's year-to-date return as of September 30, 2012 was 15.36%.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended
September 30, 2011).
Average Annual Total Returns Davidson Multi-Cap Equity Fund	Label	1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Return Before Taxes	(5.58%)	(0.20%)	Aug 11, 2008
Class A After Taxes on Distributions	Return After Taxes on Distributions	(6.69%)	(0.59%)	Aug 11, 2008
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.76%)	(0.26%)	Aug 11, 2008
Class C	Return Before Taxes	(2.30%)			13.45%	Jul 1, 2009
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	1.34%	Aug 11, 2008	15.91%	Jul 1, 2009

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2012
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Davidson Multi-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Davidson Multi-Cap Equity Fund (the "Multi-Cap Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Multi-Cap Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 41 of the Funds' Statement
		of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Multi-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Multi-Cap Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
Example, affect the Multi-Cap Fund's performance. During the most recent fiscal year, the Multi-Cap Fund's portfolio turnover rate was 13.95% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Multi-Cap Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Multi-Cap
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Cap Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Cap
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Multi-Cap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Multi-Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics. The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets. The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks. The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries .

The Multi-Cap Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds ("ETFs")). The Fund may invest up to 20% of its net assets in foreign securities. The Fund may invest up to 20% of its net assets in put and call options.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Multi-Cap Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse
		market, economic or political conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Multi-Cap Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Multi-Cap Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Multi-Cap Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Multi-Cap Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Multi-Cap
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Multi-Cap Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Multi-Cap Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

		· Can accept the greater risks of investing in a portfolio with equity holdings.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Multi-Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Multi-Cap Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund
		toll-free at 1-877-332-0529.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Multi-Cap Fund by showing changes in the Fund's Class A shares' performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return as of September 30, 2012 was 15.36%.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended
		September 30, 2011).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary	15.91%
Average Annual Returns, Inception Date Secondary	ck0001027596_AverageAnnualReturnInceptionDateSecondary	Jul 1, 2009
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	611
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	920
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,182
Annual Return 2009	rr_AnnualReturn2009	28.60%
Annual Return 2010	rr_AnnualReturn2010	18.46%
Annual Return 2011	rr_AnnualReturn2011	(0.63%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 11, 2008
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary
Davidson Multi-Cap Equity Fund (Prospectus Summary) | Davidson Multi-Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,577
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,577
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Since Inception Secondary	ck0001027596_AverageAnnualReturnSinceInceptionSecondary	13.45%
Average Annual Returns, Inception Date Secondary	ck0001027596_AverageAnnualReturnInceptionDateSecondary	Jul 1, 2009

[1]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Multi-Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Multi-Cap Fund's Class A shares and 1.90% of average daily net assets of the Multi-Cap Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Multi-Cap Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund
Davidson Small/Mid Equity Fund
Investment Objective
The Davidson Small/Mid Equity Fund (the "Small/Mid Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 41 of the Funds' SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Small/Mid Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on share held for seven calendar days o less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Small/Mid Equity Fund		Class A	Class C
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.61%	0.61%
Total Annual Fund Operating Expenses		1.61%	2.36%
Less: Fee Waiver and Expense Reimbursement		(0.21%)	(0.21%)
Net Annual Fund Operating Expenses	[2]	1.40%	2.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small/Mid Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.40% of average daily net assets of the Small/Mid Fund's Class A shares and 2.15% of average daily net assets of the Small/Mid Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Small/Mid Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small/Mid
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small/Mid Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Small/Mid Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	635	963
Class C	318	716

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Small/Mid Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	635	963
Class C	218	716

Portfolio Turnover.
The Small/Mid Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small/Mid Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
Example, affect the Small/Mid Fund's performance.
Principal Investment Strategies of the Small/Mid Fund
Under normal market conditions, the Small/Mid Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small to medium market capitalizations. The Fund invests in small to medium market capitalization companies with attractive fundamental characteristics, including conservative balance sheets, strong returns on invested capital, stable or improving profit margins, ample cash flow, and long-term sales growth potential. The Fund seeks to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. Under current market conditions, the Advisor defines small and medium-sized companies by reference to those companies within the market capitalization range of the Russell 2500TM Index. As of September 30, 2012, that capitalization range was $42.6 million to $10.1 billion and it is expected to change frequently. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor believes they remain attractive.

The Small/Mid Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including ETFs. The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in ADRs and emerging markets. The Fund also may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Small/Mid Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Small/Mid Fund
Losing all or a portion of your investment is a risk of investing in the
Small/Mid Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Small/Mid Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Small/Mid Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Small/Mid
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Small/Mid Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   New Fund Risk. The Small/Mid Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Small/Mid Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio;

·   Can accept the greater risks of investing in a portfolio with common stock holdings; and

. Are not primarily concerned with principal stability.
Performance
When the Small/Mid Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2012
Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Davidson Small/Mid Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Davidson Small/Mid Equity Fund (the "Small/Mid Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
		Discounts and Sales Charge Waivers" section on page 41 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small/Mid Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small/Mid Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
		Example, affect the Small/Mid Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small/Mid
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small/Mid Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Small/Mid Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Small/Mid Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small to medium market capitalizations. The Fund invests in small to medium market capitalization companies with attractive fundamental characteristics, including conservative balance sheets, strong returns on invested capital, stable or improving profit margins, ample cash flow, and long-term sales growth potential. The Fund seeks to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. Under current market conditions, the Advisor defines small and medium-sized companies by reference to those companies within the market capitalization range of the Russell 2500TM Index. As of September 30, 2012, that capitalization range was $42.6 million to $10.1 billion and it is expected to change frequently. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor believes they remain attractive.

The Small/Mid Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including ETFs. The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in ADRs and emerging markets. The Fund also may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Small/Mid Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse
		market, economic or political conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Small/Mid Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Small/Mid Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Small/Mid Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Small/Mid Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Small/Mid
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Small/Mid Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   New Fund Risk. The Small/Mid Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Small/Mid Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio;

·   Can accept the greater risks of investing in a portfolio with common stock holdings; and

		. Are not primarily concerned with principal stability.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small/Mid Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Small/Mid Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free
		at 1-877-332-0529.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Small/Mid Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on share held for seven calendar days o less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	635
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	963
Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on share held for seven calendar days o less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small/Mid Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.40% of average daily net assets of the Small/Mid Fund's Class A shares and 2.15% of average daily net assets of the Small/Mid Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Small/Mid Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Davidson Intermediate Fixed Income Fund (Prospectus Summary) | Davidson Intermediate Fixed Income Fund
DAVIDSON INTERMEDIATE FIXED INCOME FUND
Investment Objective
The Davidson Intermediate Fixed Income Fund (the "Intermediate Fund") seeks income and the preservation of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Intermediate Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Intermediate Fund's statutory Prospectus and the
"Breakpoints/Volume Discounts and Sales Charge Waivers" section on page 47 of the Intermediate Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Intermediate Fixed Income Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Intermediate Fixed Income Fund		Class A	Class I
Management Fees		0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.66%	0.66%
Total Annual Fund Operating Expenses		1.26%	1.01%
Less: Fee Waiver and Expense Reimbursement		(0.32%)	(0.32%)
Net Annual Fund Operating Expenses	[2]	0.94%	0.69%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Intermediate Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.94% of average daily net assets of the Intermediate Fund's Class A shares and 0.69% of average daily net assets of the Intermediate Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Intermediate Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Intermediate Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Intermediate Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Intermediate
Fund's operating expenses remain the same (taking into account the Expense
Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Davidson Intermediate Fixed Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	368	633
Class I	70	290

Portfolio Turnover.
The Intermediate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Intermediate Fund's performance.
Principal Investment Strategies of the Intermediate Fund
The Intermediate Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Fund will generally invest include those of governments, agencies, inflation-protected securities, asset-backed securities, municipal bonds and companies across a wide range of industries and market capitalizations and are generally rated within the BBB-category or better by Standard & Poor's
Rating Group ("Standard & Poor's") or the Baa3 category or better by Moody's
Investors Services ("Moody's"). The Fund normally invests within the intermediate term structure of the yield curve and will seek to achieve its investment objective through duration tilts, sector allocations, credit exposures, and security selection. The maturities of the securities in which the Fund expects to invest will generally range from 1 to 10 years. The average-dollar weighted maturity of the securities in which the Fund expects to invest will generally range from 3 to 10 years. Duration tilts may be interpreted as differences in the duration of the Fund relative to duration of the benchmark. Duration is a measure of the sensitivity of the Fund's NAV to interest rate movements. For fixed-coupon bonds, duration can be intuitively defined as the average maturity of all bond payments, where each payment is weighted by its value. Duration tilts will be limited from 75% to 125% of the Barclays Capital Intermediate
Government/Credit Index. The Advisor determines that a particular security should be purchased by evaluating macroeconomic factors including interest rate trends, monetary policy, inflation outlook, treasury supply and demand, interest rate volatility, the strategy duration target, and yield curve position.

The Intermediate Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), investment in foreign securities, and in other investment companies including exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in emerging markets. Through its investment in foreign securities, the Fund may invest up to 20% of its net assets in American
Depositary Receipts ("ADRs"). The Fund also may invest up to 20% of its net assets in other investment companies and may invest in the securities of small and medium-sized companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Intermediate Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Intermediate Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Asset-Backed Securities Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of assets underlying such securities may require the
   Intermediate Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

·  Credit Risk. The risk that the Intermediate Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Intermediate Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Intermediate Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Intermediate Fund's investments. The risks are enhanced in emerging markets.

·  Foreign Governments Investment Risk. The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Intermediate
   Fund may have limited recourse in the event of a default. The market prices of debt obligations of foreign governments and their agencies, and the
   Intermediate Fund's net asset value ("NAV"), may be more volatile than prices of U.S. debt obligations.

·  Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

·  Inflation Protected Securities Risk. Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.

·  Interest Rate Risk. The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

·  Issuer Risk. The value of securities held by the Intermediate Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  Management Risk. Management risk means that your investment in the
   Intermediate Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  New Fund Risk. The Intermediate Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Intermediate Fund may be appropriate for investors who:

·  Have a long-term investment horizon; and

·  Want to add an investment with potential for income and to diversify their investment portfolio.
Performance
When the Intermediate Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2012
Davidson Intermediate Fixed Income Fund (Prospectus Summary) | Davidson Intermediate Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DAVIDSON INTERMEDIATE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Davidson Intermediate Fixed Income Fund (the "Intermediate Fund") seeks income and the preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Intermediate Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Intermediate Fund's statutory Prospectus and the
"Breakpoints/Volume Discounts and Sales Charge Waivers" section on page 47 of
		the Intermediate Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect
		the Intermediate Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Intermediate Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Intermediate Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Intermediate Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Intermediate
Fund's operating expenses remain the same (taking into account the Expense
		Caps only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Intermediate Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Intermediate Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Fund will generally invest include those of governments, agencies, inflation-protected securities, asset-backed securities, municipal bonds and companies across a wide range of industries and market capitalizations and are generally rated within the BBB-category or better by Standard & Poor's
Rating Group ("Standard & Poor's") or the Baa3 category or better by Moody's
Investors Services ("Moody's"). The Fund normally invests within the intermediate term structure of the yield curve and will seek to achieve its investment objective through duration tilts, sector allocations, credit exposures, and security selection. The maturities of the securities in which the Fund expects to invest will generally range from 1 to 10 years. The average-dollar weighted maturity of the securities in which the Fund expects to invest will generally range from 3 to 10 years. Duration tilts may be interpreted as differences in the duration of the Fund relative to duration of the benchmark. Duration is a measure of the sensitivity of the Fund's NAV to interest rate movements. For fixed-coupon bonds, duration can be intuitively defined as the average maturity of all bond payments, where each payment is weighted by its value. Duration tilts will be limited from 75% to 125% of the Barclays Capital Intermediate
Government/Credit Index. The Advisor determines that a particular security should be purchased by evaluating macroeconomic factors including interest rate trends, monetary policy, inflation outlook, treasury supply and demand, interest rate volatility, the strategy duration target, and yield curve position.

The Intermediate Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), investment in foreign securities, and in other investment companies including exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in emerging markets. Through its investment in foreign securities, the Fund may invest up to 20% of its net assets in American
Depositary Receipts ("ADRs"). The Fund also may invest up to 20% of its net assets in other investment companies and may invest in the securities of small and medium-sized companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Intermediate Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse
		market, economic or political conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Intermediate Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Asset-Backed Securities Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of assets underlying such securities may require the
   Intermediate Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

·  Credit Risk. The risk that the Intermediate Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Intermediate Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Intermediate Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Intermediate Fund's investments. The risks are enhanced in emerging markets.

·  Foreign Governments Investment Risk. The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Intermediate
   Fund may have limited recourse in the event of a default. The market prices of debt obligations of foreign governments and their agencies, and the
   Intermediate Fund's net asset value ("NAV"), may be more volatile than prices of U.S. debt obligations.

·  Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

·  Inflation Protected Securities Risk. Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.

·  Interest Rate Risk. The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

·  Issuer Risk. The value of securities held by the Intermediate Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  Management Risk. Management risk means that your investment in the
   Intermediate Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  New Fund Risk. The Intermediate Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Intermediate Fund may be appropriate for investors who:

·  Have a long-term investment horizon; and

·  Want to add an investment with potential for income and to diversify their
		investment portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Intermediate Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or
		by calling the Fund toll-free at 1-877-332-0529.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Intermediate Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Davidson Intermediate Fixed Income Fund (Prospectus Summary) | Davidson Intermediate Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	368
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	633
Davidson Intermediate Fixed Income Fund (Prospectus Summary) | Davidson Intermediate Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.69%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Intermediate Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.94% of average daily net assets of the Intermediate Fund's Class A shares and 0.69% of average daily net assets of the Intermediate Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Intermediate Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Davidson Equity Income Fund (Prospectus Summary) | Davidson Equity Income Fund
DAVIDSON EQUITY INCOME FUND
Investment Objective
The Davidson Equity Income Fund (the "Equity Income Fund") seeks both income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Equity Income Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 13 of the Equity Income Fund's statutory Prospectus and the
"Breakpoints/Volume Discounts and Sales Charge Waivers" section on page 47 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Equity Income Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Equity Income Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.66%	0.66%
Total Annual Fund Operating Expenses		1.41%	2.16%
Less: Fee Waiver and/or Expense Reimbursement		(0.31%)	(0.31%)
Net Annual Fund Operating Expenses	[2]	1.10%	1.85%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.10% and 1.85% of average daily net assets of the Equity Income Fund's Class A and Class C shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Equity Income Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Equity Income Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	607	895
Class C	288	646

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	607	895
Class C	188	646

Portfolio Turnover.
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Equity Income
Fund's performance.
Principal Investment Strategies of the Equity Income Fund
The Equity Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including convertibles, preferred stocks, partnerships and limited partnerships). The Fund invests across a wide range of market capitalizations, while the overall portfolio maintains a large capitalization emphasis. The equity securities in which the Fund will generally invest include those which the Advisor believes have attractive fundamental characteristics, including stable or improving returns on equity, a solid balance sheet, and ample cash flow. The Fund seeks to achieve its investment objective through investment in strategically advantaged companies that generate free cash flow that can be used to reinvest in the company, pay down debt or distribute to shareholders in the form of dividends and/or share repurchases.

The Equity Income Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including exchange-traded funds
("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in American Depositary Receipts ("ADRs") and emerging markets. The
Fund may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Equity Income Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Equity Income Fund
Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following principal risks could affect the value of your investment:

·  Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Equity Income Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Equity Income Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. The risks are enhanced in emerging markets.

·  Management Risk. Management risk means that your investment in the Equity
   Income Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  Market and Issuer Risk. The risks that could affect the value of the Equity
   Income Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  New Fund Risk. The Equity Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Equity Income Fund may be appropriate for investors who:

·  Have a long-term investment horizon;

·  Want to add an investment with potential for both income and capital appreciation to diversify their investment portfolio;

·  Can accept the greater risks of investing in a portfolio with common stock holdings; and

. Are not primarily concerned with principal stability.
Performance
When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2012
Davidson Equity Income Fund (Prospectus Summary) | Davidson Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DAVIDSON EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Davidson Equity Income Fund (the "Equity Income Fund") seeks both income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Equity Income Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 13 of the Equity Income Fund's statutory Prospectus and the
"Breakpoints/Volume Discounts and Sales Charge Waivers" section on page 47 of
		the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Equity Income
		Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Equity Income Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Equity Income Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including convertibles, preferred stocks, partnerships and limited partnerships). The Fund invests across a wide range of market capitalizations, while the overall portfolio maintains a large capitalization emphasis. The equity securities in which the Fund will generally invest include those which the Advisor believes have attractive fundamental characteristics, including stable or improving returns on equity, a solid balance sheet, and ample cash flow. The Fund seeks to achieve its investment objective through investment in strategically advantaged companies that generate free cash flow that can be used to reinvest in the company, pay down debt or distribute to shareholders in the form of dividends and/or share repurchases.

The Equity Income Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including exchange-traded funds
("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in American Depositary Receipts ("ADRs") and emerging markets. The
Fund may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Equity Income Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse
		market, economic or political conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Income Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following principal risks could affect the value of your investment:

·  Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Equity Income Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Equity Income Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. The risks are enhanced in emerging markets.

·  Management Risk. Management risk means that your investment in the Equity
   Income Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  Market and Issuer Risk. The risks that could affect the value of the Equity
   Income Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  New Fund Risk. The Equity Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Equity Income Fund may be appropriate for investors who:

·  Have a long-term investment horizon;

·  Want to add an investment with potential for both income and capital appreciation to diversify their investment portfolio;

·  Can accept the greater risks of investing in a portfolio with common stock holdings; and

		. Are not primarily concerned with principal stability.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or
		by calling the Fund toll-free at 1-877-332-0529.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-332-0529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davidsonmutualfunds.com
Davidson Equity Income Fund (Prospectus Summary) | Davidson Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	607
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
Davidson Equity Income Fund (Prospectus Summary) | Davidson Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.85%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.10% and 1.85% of average daily net assets of the Equity Income Fund's Class A and Class C shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Equity Income Fund for three years from the date they were waived or paid, subject to the Expense Caps.